Condensed Statements of Operations (Unaudited) (USD $)	3 Months Ended		6 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011
Income Statement [Abstract]
Reporting fees		$ 1,916	$ 6,000	$ 7,916
Distribution income	12,000		17,216	5,786
Total operating income	12,000	1,916	23,216	13,702
Operating expenses and loss:
Amortization (Note 3)	1,800	1,800	3,600	3,600
Asset management fees (Note 3)	12,537	12,696	25,233	25,392
Legal and accounting fees	3,306	1,101	3,660	2,127
Write off of advances to Local Limited Partnerships (Note 5)			2,088	4,020
Other	5,031	11,053	8,625	14,904
Total operating expenses and loss	22,674	26,650	43,206	50,043
Loss from operations	(10,674)	(24,734)	(19,990)	(36,341)
Equity in income of Local Limited Partnerships (Note 2)	9,546	9,419	19,092	18,838
Gain on sale of Local Limited Partnerships (Note 2)	16,953		16,953
Interest income	5	18	6	45
Net income (loss)	15,830	(15,297)	16,061	(17,458)
Net income (loss) allocated to:
General Partner	158	(153)	161	(175)
Limited Partners	$ 15,672	$ (15,144)	$ 15,900	$ (17,283)
Net income (loss) per Partnership Unit	$ 1	$ (1)	$ 1	$ (1)
Outstanding weighted Partnership Units	21,955	21,955	21,955	21,955